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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                            Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                 Pioneer Floating Rate Trust

                  SCHEDULE OF INVESTMENTS 8/31/07 (unaudited)

Principal
Amount
USD ($)                                                              Value ($)

                 SENIOR SECURED FLOATING RATE LOAN
                      INTERESTS  - 142.9%  of Net Assets*
                 Aerospace - 6.2%
3,630,607        AWAS Capital, Inc., First Lien Term Loan, 7.125%,    3,467,230
2,992,500  (b)   DeCrane Aircraft Holdings, Inc., First Lien Term     2,902,725
945,000          Delta Airlines, Inc., Credit-Linked Deposit Loan,      902,475
2,000,000        Delta Airlines, Inc., Second Lien Term Loan, 8.61    1,932,000
4,386,648        DynCorp International, LLC (Di Finance), New Term    4,189,249
985,000          IAP Worldwide Services, Inc., First Lien Term Loa      999,775
5,940,000        Northwest Airlines, Inc., DIP, Term Loan, 7.85%,     5,810,063
5,000,000        US Airways Group, Inc., Term Loan, 7.86%, 3/23/14    4,730,730
3,000,000        Vought Aircraft Industries, Inc., Tranche B LC De    2,928,750
                                                                     27,862,997
                 Broadcasting - 12.2%
2,500,000        Gray Television, Inc., Delayed Draw Term Loan B,     2,359,375
1,000,000        Hargray Acquisition Co., Second Lien Term Loan, 1      975,000
738,750          Montecito Broadcast Group, LLC, First Lien Term L      725,822
997,498          NEP II, Inc., Term Loan B, 7.61%, 2/16/14              957,599
7,000,000        Paxson Communications Corp., Term Loan, 8.61%, 1/    6,825,000
4,979,935        Riverdeep Interactive Learning USA, Inc., Term Lo    4,896,521
19,523,810       Seven Media Group, Facility Term Loan A, 8.835%,    15,337,606
60,403           Univision Communications, Inc., Delayed Draw Term       56,049
20,671,141       Univision Communications, Inc., Initial Term Loan   19,181,103
3,828,494        Young Broadcasting, Inc., Term Loan, 7.875%, 11/3    3,584,428
                                                                     54,898,503
                 Cable/Wireless Video - 12.5%
11,475,000       Cequel Communications, LLC, Term Loan, 9.25%, 11/   10,874,158
8,366,337        Charter Communications Operating, LLC, Existing T    7,940,549
6,300,000        Charter Communications Operating, LLC, New Term L    5,979,374
3,000,000        Insight Midwest Holdings, LLC, Term Loan B, 7.36%    2,931,093
7,000,000        Knology, Inc., Term Loan, 7.61%, 6/30/12             6,807,500
12,629,627 (a)(b)Millennium Digital Media Systems, LLC, Facility T   12,461,236
343,721    (b)   Millennium Digital Media Systems, LLC, Revolver,       332,120
6,500,000        WideOpenWest Finance, LLC, First Lien Term Loan,     6,066,664
3,000,000        WideOpenWest Finance, LLC, Second Lien Term Loan,    2,730,000
                                                                     56,122,694
                 Chemicals - 0.2%
1,000,000  (b)   Panda Hereford Ethanol, L.P., Tranche A Term Loan      977,500

                 Consumer - Durables - 0.2%
884,667          Rexair, LLC, First Lien Term Loan, 9.614%, 6/30/1      871,397

                 Consumer - Non-Durables - 2.0%
2,268,000        Camelbak Products, LLC, First Lien Term Loan, 9.1    2,126,250
995,000          GTM Holding, Inc. (GoldToe), First Lien Term Loan      965,150
4,073,701        Spectrum Brands (fka Rayovac Corp.), Dollar Term     3,973,557
724,930          Spectrum Brands (fka Rayovac Corp.), Dollar Term       688,683
201,369          Spectrum Brands (fka Rayovac Corp.), LC Loan, 5.1      196,419
995,000          Totes Isotoner Corp., First Lien Term Loan, 7.768      965,150
                                                                      8,915,209
                 Consumer - Products - 0.2%
992,288          Solo Cup Co., Term Loan B-1, 8.86% - 10.75%, 2/27      977,094

                 Diversified Media - 8.6%
992,500          Nielsen Finance, LLC, Dollar Term Loan, 7.36%, 8/      957,762
9,166,089        MGM Holdings II, Inc./LOC Acquisition Co., Tranch    8,695,282
1,995,000        Penton Media Holdings, Inc., First Lien Term Loan    1,898,991
3,500,000        Penton Media Holdings, Inc., Second Lien Term Loa    3,307,500
3,974,719        Sunshine Acquisition, Ltd., Facility Term Loan, 7    3,736,236
12,000,000       Tribune Co., Initial Tranche B Advance Term Loan,   10,940,628
7,466,667        Tribune Co., Tranche X Advance Term Loan, 7.86%,     7,312,002
718,033          Valassis Communications, Inc., Tranche B Term Loa      666,574
1,455,000        Wallace Theater Corp. (Hollywood Theaters), First    1,418,625
                                                                     38,933,600
                 Energy - 7.5%
6,880,643        ATP Oil & Gas Corp., First Lien Term Loan, 8.824%    6,790,335
1,800,000        Big West Oil, LLC, Initial Advance Term Loan, 7.6    1,712,250
486,486          Coffeyville Resources, LLC, Funded LC Loan, 8.36%      470,524
2,500,962        Coffeyville Resources, LLC, Tranche D Term Loan,     2,418,900
1,500,000        Connacher Finance Corp., Term Loan, 8.6%, 10/20/1    1,496,250
466,276          Delphi Acquisition Holding I B.V., Facility Term       451,996
466,276          Delphi Acquisition Holding I B.V., Facility Term       454,328
3,000,000        Endeavour International Holding B.V., Second Lien    2,970,000
3,989,864        Helix Energy Solutions Group, Inc., Term Loan, 5.    3,873,910
450,000          III Exploration II, L.P., Delayed Draw Term Loan,      434,250
2,543,625        III Exploration II, L.P., Initial Draw Term Loan,    2,454,598
2,000,000        III Exploration II, L.P., Second Lien Term Loan,     1,930,000
2,000,000        Monitor U.S. Finco, Inc., Second Lien Term Loan,     1,980,000
1,250,000        TARH E&P Holdings, L.P., First Lien Term Loan, 9.    1,237,500
4,298,431        Value Creation, Inc., Term Loan, 12.82% - 12.846%    4,169,478
895,000          Volnay Acquisition Co. I (CGG), Facility Term Loa      856,963
                                                                     33,701,282
                 Financial - 1.1%
1,000,000  (b)   Concord Re, Ltd., Term Loan, 9.605%, 2/29/12           980,000
215,686          HUB International Holdings, Inc., Delay Draw Term      207,733
3,063,725        HUB International Holdings, Inc., Initial Term Lo    2,950,751
1,000,000  (b)   Kepler Holdings, Ltd., Term Loan, 10.82%, 6/30/09      980,000
                                                                      5,118,484
                 Food & Drug - 0.4%
1,990,000        Roundy's Supermarkets, Inc., Tranche B Term Loan,    1,967,612

                 Food & Tobacco - 2.0%
995,000    (b)   Aramark Canada, Ltd., Canadian Term Loan, 7.36%,       962,662
11,705           Aramark Corp., LC Facility Loan, 5.36%, 1/27/14         11,316
166,371          Aramark Corp., U.S. Term Loan, 7.36%, 1/27/14          160,839
989,899          Chiquita Brands, LLC, Term Loan C, 8.563%, 6/28/1      970,101
1,857,663        OSI Restaurant Partners, LLC, Incremental Term Lo    1,767,683
142,337          OSI Restaurant Partners, LLC, Synthetic Revolver,      135,443
5,000,000        Pinnacle Foods Finance, LLC, Term Loan, 8.11%, 4/    4,791,665
                                                                      8,799,709
                 Forest Products & Containers - 0.2%
833,333          Newark Group, Inc., Synthetic LC Loan, 7.76%, 3/9      791,667
166,667          Newark Group, Inc., Term Loan, 7.76%, 3/9/13           158,333
                                                                        950,000
                 Gaming & Leisure - 6.4%
2,428,571        Alpha Topco Limited (Formula One), Facility Term     2,322,321
1,821,429        Alpha Topco Limited (Formula One), Facility Term     1,741,741
5,000,000        Fontainebleau Florida Hotel, LLC, Tranche C Term     4,950,000
1,333,333        Fontainebleau Las Vegas, LLC/Fontainebleau Las Ve    1,257,223
2,369,368        Ginn LA Conduit Lender, Inc., First Lien Tranche     2,061,350
5,120,301        Ginn LA Conduit Lender, Inc., First Lien Tranche     4,454,662
361,111          Lake at Las Vegas Joint Venture / LLV-1, LLC, Syn      357,500
2,638,889        Lake at Las Vegas Joint Venture / LLV-1, LLC, Ter    2,401,389
2,000,000        Orbitz Worldwide, Inc., Term Loan, 8.34%, 7/25/14    1,950,000
2,965,124        Pivotal Promontory, LLC, First Lien Term Loan, 8.    2,809,455
1,473,703        Trump Entertainment Resorts Holdings, L.P., Facil    1,449,755
1,473,703        Trump Entertainment Resorts Holdings, L.P., Facil    1,449,755
1,662,933        Yellowstone Mountain Club, LLC, First Lien Term L    1,610,273
                                                                     28,815,424

                 Healthcare - 17.2%
5,170,000        Alliance Imaging, Inc., Tranche C-1 Term Loan, 7.    5,082,756
979,493          Capella Healthcare, Inc., First Lien Term Loan, 8      937,865
5,370,609        CCS Medical, Inc. (Chronic Care), First Lien Term    5,219,560
796,000          CHG Acquisition Corp., First Lien Term Loan B, 7.      764,160
200,000          CHG Acquisition Corp., Synthetic LC Loan, 7.86%,       192,000
4,690,642        CHS/ Community Health Systems, Inc., Funded Term     4,523,538
1,980,000        DSI Renal, Inc. (National Renal Institutes, Inc.)    1,893,375
3,420,000        Fenwal, Inc., Initial First Lien Term Loan, 7.61%    3,167,775
5,000,000        FHC Health Systems, Inc., Third Lien Term Loan, 1    5,050,000
2,739,643        Golden Gate National Senior Care, LLC, First Lien    2,657,454
2,000,000        Golden Gate National Senior Care, LLC, Second Lie    1,980,000
2,000,000        Graceway Pharmaceuticals, LLC, Mezzanine Loan, 13    1,660,000
20,895,000       HCA, Inc., Tranche B Term Loan, 7.61%, 11/18/13     20,188,164
1,690,141        HealthSouth Corp., Term Loan, 7.82% - 7.85%, 3/10    1,632,254
3,000,000        LifeCare Holdings (Rainier Acquisition Corp), Ter    2,812,500
1,000,000        Medical Staffing Network, Inc., Second Lien Term       992,500
3,500,000        Onex Carestream Finance, L.P., First Lien Term Lo    3,276,875
208,779          Reliant Pharmaceuticals, Inc., Delayed Draw Term       200,428
788,721          Reliant Pharmaceuticals, Inc., Initial Term Loan,      757,172
1,965,628        Renal Advantage, Inc., Tranche B Term Loan, 7.86%    1,889,460
1,960,000        Skilled Healthcare Group, Inc., First Lien Term L    1,950,200
4,975,000        Talecris Biotherapeutics Holdings Corp., First Li    4,928,359
2,977,509        Triumph HealthCare Second Holdings, LLC, First Li    2,903,072
2,124,158        Warner Chilcott Co., Inc., Tranche B Acquisition     2,055,123
590,549          Warner Chilcott Corp., Tranche C Acquisition Date      571,356
                                                                     77,285,946
                 Housing - 8.5%
1,965,714        Associated Materials, Inc., Term Loan, 7.86% - 7.    1,887,086
6,111,125        Atrium Companies, Inc., Closing Date Term Loan, 8    5,576,401
1,582,218        Champion Home Builders Co., Synthetic LC Loan, 5.    1,526,840
860,356          Champion Home Builders Co., U.S. Term Loan, 8.258      830,244
2,799,785        Custom Building Products, Inc., First Lien Term L    2,631,798
459,128          Desa, LLC, Term Loan, 15.0%, 11/26/11                  439,041
5,000,000        LNR Property Corp., Initial Tranche B Term Loan,     4,870,835
932,633          Playpower, Inc., Tranche B Dollar Term Loan, 8.11      913,981
3,151,515        Realogy Corp., Initial Term Loan B, 8.36%, 10/10/    2,880,135
848,485          Realogy Corp., Synthetic LC Loan, 8.32%, 10/10/13      775,421
2,196,426        Rhodes Companies, LLC , First Lien Term Loan, 3.5    1,954,819
5,000,000        Spirit Finance Corp., Term Loan, 3.0%, 8/1/13        4,575,000
1,000,000        WAICCS Las Vegas 3, LLC, First Lien Term Loan, 8.      990,000
4,500,000        WAICCS Las Vegas 3, LLC, Second Lien Term Loan, 1    4,500,000
3,957,333        Woodlands Commercial Properties Co., L.P., Bridge    3,917,760
                                                                     38,269,361
                 Information Technology - 11.7%
500,000          Aeroflex, Inc., Tranche B-1 Term Loan, 3.25%, 8/1      480,000
500,000          Aeroflex, Inc., Tranche B-2 Term Loan, 3.75%, 8/1      480,000
2,660,860        Applied Systems, Inc., Term Loan, 7.853% - 7.86%,    2,607,643
4,651,163        Caritor, Inc., Closing Date Term Loan, 7.61%, 6/4    4,313,953
348,837          Caritor, Inc., Synthetic LC Loan, 7.61%, 6/4/13        323,547
2,970,056        DTN, Inc., Tranche C Term Loan, 8.36% - 8.405%, 3    2,984,907
5,000,000        Freescale Semiconductor, Inc., Term Loan, 7.11%,     4,692,615
3,746,667        GXS Worldwide, Inc., First Lien Term Loan, 10.32%    3,727,933
2,000,000        GXS Worldwide, Inc., Second Lien Term Loan, 14.61    1,990,000
2,041,714        Infor Enterprise Solutions Holdings, Inc., Delaye    1,944,733
3,000,000        Infor Enterprise Solutions Holdings, Inc., Dollar Tranche B-1
First Lien
                     Term Commitment, 8.11%, 3/2/14                   2,872,500
3,913,286        Infor Enterprise Solutions Holdings, Inc., Initia    3,727,405
763,670          Inovis International, Inc., Term Loan, 9.088% - 9      763,670
2,000,000        IPC Systems, Inc., Tranche B-1 Term Loan, 7.61%,     1,796,666
997,500          Metrologic Instruments, Inc., Add-on First Lien T      946,264
1,000,000        Metrologic Instruments, Inc., Add-on Second Lien       952,500
4,000,000        NameMedia, Inc., Term Loan, 11.33%, 9/7/08           3,940,000
1,500,000        Quantum Corp., Term Loan, 3.5%, 7/14/14              1,477,500
3,587,500        Serena Software, Inc., Term Loan, 7.336%, 3/11/13    3,467,918
1,946,921        Sitel, LLC (ClientLogic), U.S. Term Loan, 7.82% -    1,878,779
6,860,525        SunGard Data Systems, Inc. (Solar Capital Corp.),    6,667,964
938,462          Verint Systems, Inc., Term Loan, 8.106%, 5/27/14       907,962
                                                                     52,944,459
                 Manufacturing - 1.2%
1,000,000        FCI USA, Inc., Facility Term Loan B-1, 7.755%, 3/      966,667
1,000,000        FCI USA, Inc., Tranche Term Loan B-5-B, 7.755%, 1      948,125
2,960,000        Generac Acquisition Corp., First Lien Term Loan,     2,651,313
1,000,000        Hunter Defense Technologies, Inc., First Lien Ter      945,000
                                                                      5,511,105
                 Metals & Minerals - 1.4%
2,000,000        Algoma Steel, Inc., Term Loan, 7.86%, 6/20/13        1,915,000
4,389,944        Murray Energy Corp., First Lien Tranche B Term Lo    4,258,245
                                                                      6,173,245
                 Retail - 10.0%
9,121,064        Blockbuster, Inc., Tranche B Term Loan, 9.58% - 9    8,870,235
4,919,900        Burlington Coat Factory Warehouse Corp., Term Loa    4,633,493
2,000,000        Dollar General Corp., Tranche B-1 Term Loan, 8.07    1,791,666
2,841,426        Dollarama Group, L.P., Replacement Term Loan B, 7    2,784,597
15,765,928 (b)   Home Interiors & Gifts, Inc., Initial Term Loan,    10,957,320
886,909          MAPCO Express, Inc./MAPCO Family Centers, Inc., T      864,736
1,994,975        Michaels Stores, Inc., Replacement Term Loan, 7.6    1,889,882
360,192          Movie Gallery, Inc., First Lien Synthetic LC Loan      301,811
8,632,608        Movie Gallery, Inc., First Lien Term Loan, 8.86%,    7,233,409
1,987,487        Sally Holdings, LLC, Term Loan B, 7.86%, 11/18/13    1,929,882
4,000,000        Toys R Us - Delaware, Inc., Tranche B Term Loan,     3,966,252
                                                                     45,223,283
                 Service - 4.9%
938,526          Alliance Laundry Systems, LLC, Term Loan, 7.58% -      924,448
3,990,000        Inmar, Inc., Term Loan, 7.86%, 4/29/13               3,900,225
795,841          Rental Service Corp., Second Lien Initial Term Lo      773,955
12,203,980       Sabre, Inc., Initial Term Loan, 7.608%, 9/30/14     11,343,599
995,000          Total Safety U.S., Inc., First Lien Tranche B Ter      975,100
3,800,000        Travelport, LLC, Delayed Draw Term Loan, 7.753%,     3,655,600
67,223           Travelport, Inc., Synthetic LC Loan, 7.86%, 8/23/       64,668
335,831          Travelport, Inc., Tranche B Dollar Term Loan, 7.7      323,070
                                                                     21,960,665
                 Telecommunications - 7.8%
752,152          Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                      Casema Term Loan B-1, 6.921%, 9/12/14             998,580
390,705          Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                      Casema Term Loan B-2 , 6.921%, 9/12/14            518,712
1,142,857        Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                     Casema Term Loan C, 7.421%, 9/12/15              1,525,082
857,143          Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema)
                      Kabelcom Term Loan B, 6.546%, 9/12/14           1,137,969
857,143          Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema)
                      Kabelcom Term Loan C, 7.421%, 9/12/15           1,143,811
1,250,000        Fairpoint Communications, Inc., Replacement Term     1,217,187
173,913          Global Tel Link Corp., Acquisition Synthetic Depo      169,565
260,870          Global Tel Link Corp., Acquisition Term Loan, 10.      254,348
43,478           Global Tel Link Corp., Synthetic Deposit Loan, 8.       42,391
513,913          Global Tel Link Corp., Term Facility, 8.85%, 2/14      501,065
2,420,784        Hawaiian Telcom Communications, Inc., Tranche C T    2,305,797
2,977,500        Intelsat Corp., Tranche B-2 Term Loan, 7.36%, 1/3    2,906,784
4,000,000        Integra Telecom Holdings, Inc., First Lien Term L    3,840,000
6,500,000        Level 3 Financing, Inc., Term Loan, 7.61%, 3/13/1    6,238,375
377,635          Nordic Telephone Company Holdings APS, Euro Facil      501,482
455,269          Nordic Telephone Company Holdings APS, Euro Facil      607,514
645,914          PAETEC Holding Corp., Replacement Term Loan, 7.82      637,571
2,000,000        Pine Tree Holdings, Inc., (Country Road Communica    1,980,000
1,485,000        Stratos Global Corp./Stratos Funding, L.P., Facil    1,457,156
2,415,218        Wind Telecomunicazione S.p.A., Facility Term Loan    3,225,327
1,500,000        Wind Telecomunicazione S.p.A., Facility Term Loan    2,010,862
1,500,000        Wind Telecomunicazione S.p.A., Facility Term Loan    2,017,350
                                                                     35,236,928

                 Transportation - 9.8%
4,162,595        Affinia Group, Inc., Tranche B Term Loan, 8.375%,    4,079,343
9,250,000        Dana Corp., Term Loan, 7.98%, 4/13/08                9,122,812
1,000,000        Delphi Corp., Tranche B Term Loan, 7.625%, 12/31/      987,500
11,000,000       Delphi Corp., Tranche C Term Loan, 8.125%, 12/31/   10,844,163
1,000,000        Federal-Mogul Corp., DIP Term Loan, 7.25%, 12/31/      992,083
7,948,778        Ford Motor Co., Term Loan, 8.36%, 12/16/13           7,483,027
1,695,625        Gainey Corp., Term Loan, 8.1%, 4/20/12               1,492,150
497,500          General Motors Corp., Secured Term Loan, 7.735%,       476,823
3,990,000        Key Safety Systems, Inc., First Lien Term Loan, 7    3,860,325
979,009          Lear Corp., First Lien Term Loan B, 7.84% - 8.0%,      947,039
875,000          Quality Distribution, Inc., PF Letter of Credit L      848,750
1,886,207        Quality Distribution, Inc., Term Loan, 8.565%, 11    1,829,621
1,772,549        SIRVA Worldwide, Inc., Tranche B Term Loan, 12.61    1,387,019
                                                                     44,350,655
                 Utility - 5.6%
4,500,000        ANP Funding I, LLC, Tranche A Term Loan, 8.86%, 7    4,493,250
775,691          Boston Generating, LLC, First Lien Synthetic LC L      751,451
217,194          Boston Generating, LLC, First Lien Revolving Cred      210,406
3,488,593        Boston Generating, LLC, First Lien Term Loan, 7.6    3,379,575
1,754,777        Coleto Creek Power, L.P., First Lien Synthetic LC    1,702,134
3,707,771        Coleto Creek Power, L.P., First Lien Term Loan, 8    3,596,538
4,950,000        Coleto Creek Power, L.P., Second Lien Term Loan,     4,752,000
1,980,000        GBGH, LLC (U.S. Energy), First Lien Advance Term     1,984,950
2,705,156        Mach Gen, LLC, First Lien Term Loan B, 7.5%, 2/22    2,591,315
281,250          Mach Gen, LLC, First Lien Synthetic LC Loan, 7.36      269,414
1,193,209        TPF Generation Holdings, LLC, First Lien Term Loa    1,144,884
225,814          TPF Generation Holdings, LLC, Synthetic LC Loan,       216,669
70,788           TPF Generation Holdings, LLC, Synthetic Revolver,       67,921
                                                                     25,160,507

                 Wireless Communication - 5.1%
1,000,000        Cellnet Group, Inc., Second Lien Term Loan, 9.59%      975,000
847,187          Centennial Cellular Operating Co., New Term Loan,      827,278
1,148,295        Clearwire Corp., Delayed Draw Term Loan, 6.0%, 7/    1,135,377
701,705          Clearwire Corp., Term Loan, 6.0%, 7/3/12               693,811
9,900,000        Cricket Communications, Inc., Term Loan B, 7.36%,    9,654,975
9,932,475        Metro PCS Wireless, Inc., New Tranche B Term Loan    9,699,340
                                                                     22,985,781
                  TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                 (Cost $669,764,481)                                644,013,440

                 CLAIMS - 0.5% of Net Assets
                 Aerospace - 0.5%
1,200,000  (c)   Northwest Airlines, Inc., ALPA Claim-Escrow, 2.5%      108,000
2,500,000  (c)   Northwest Airlines, Inc., Bell Atlantic Claim-Esc      225,000
2,500,000  (c)   Northwest Airlines, Inc., EDC Claim-Escrow, 5.32%      225,000
2,130,600  (c)   Northwest Airlines, Inc., Flight Attendant Claim-      191,754
1,500,000  (c)   Northwest Airlines, Inc., GE Pre-Petition Claim,     1,110,625
1,264,500  (c)   Northwest Airlines, Inc., IAM Claim-Escrow, 2.5%       113,805
1,404,900  (c)   Northwest Airlines, Inc., Retiree Claim-Escrow, 2      126,441
                  TOTAL CLAIMS
                 (Cost $9,027,301)                                    2,100,625

                 CONVERTIBLE BONDS & NOTES - 1.7% of Net Assets
                 Cable/Wireless Video - 0.9%
3,000,000        Charter Communications, Inc., 5.875%, 11/16/09       4,001,250

                 Gaming & Leisure - 0.2%
1,000,000        Six Flags Theme Parks, Inc., 4.5%, 5/15/15             857,500

                 Transportation - 0.6%
120,000          General Motors Corp., 1.5%, 6/1/09                   3,030,000
                  TOTAL CONVERTIBLE BONDS & NOTES
                 (Cost $6,771,013)                                    7,888,750

                 CORPORATE NOTES - 4.8%  of Net Assets
                 Cable/Wireless Video - 0.4%
875,000          CCH I Holdings LLC, 10.0%, 5/15/14                     735,000
1,000,000        CCH I Holdings LLC, 11.0%, 10/1/15                     980,000
                                                                      1,715,000
                 Food & Tobacco - 0.2%
1,000,000        Pinnacle Foods Group, Inc., 9.25%, 4/1/15 (144A)       922,500

                 Healthcare - 0.7%
2,000,000  (b)   Pharma V (Duloxetine), 13.0%, 10/15/13 (144A)        2,000,000
1,033,727  (a)(b)Pharma VI (Rotavax), 10.891%, 10/15/14 (144A)        1,013,053
                                                                      3,013,053
                 Housing - 0.4%
2,000,000  (d)   Builders FirstSource, Inc., 9.808%, 2/15/12          1,920,000

                 Information Technology - 1.1%
400,000    (d)   Freescale Semiconductor, Inc., 9.235%, 12/15/14        368,000
5,000,000  (d)   NXP BV, 8.11%, 10/15/13                              4,531,250
                                                                      4,899,250
                 Retail - 1.4%
4,500,000        Blockbuster, Inc., 9.0%, 9/1/12                      3,870,000
2,500,000        Dollar General Corp., 10.625%, 7/15/15               2,250,000
                                                                      6,120,000
                 Transportation - 0.6%
3,000,000  (d)   American Tire Distributors, Inc., 11.61%, 4/1/12     2,947,500

                  TOTAL CORPORATE NOTES
                 (Cost $22,563,936)                                  21,537,303
Shares
                 COMMON STOCK - 2.7% of Net Assets
                 Aerospace - 1.0%
243,496    (e)   Northwest Airlines Corp.                             4,524,156

                 Utility - 1.7%
196,325    (e)   Mirant Corp. (144A)                                  7,650,785
                 TOTAL COMMON STOCK
                 (Cost $4,987,782)                                   12,174,941

                 WARRANTS - 0.3% of Net Assets
                 Wireless Communication - 0.3%
400,000    (e)   Clearwire Corp., Exp. 8/15/10 (144A)                 1,224,000
                 TOTAL WARRANTS
                 (Cost $956,752)                                      1,224,000

Principal
Amount
USD ($)          TEMPORARY CASH INVESTMENT - 9.3% of Net Assets
                 Repurchase Agreement - 9.3%
42,100,000       UBS Warburg, Inc., 5.05%, dated 8/31/07, repurchase price of
                 $42,100,000 plus accrued interest on 9/4/07 collateralized
                 by $42,570,000 U.S. Treasury Notes 5.0%, 7/31/08   $42,100,000

                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $42,100,000)                                 $42,100,000

                 TOTAL INVESTMENTS IN SECURITIES - 162.2%
                 (Cost $756,171,265) (f)                           $731,039,059
                 OTHER ASSETS AND LIABILITIES - (10.1%)            -$45,711,636
                 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
                 DIVIDENDS PAYABLE - (52.1)%                      -$234,594,707
                 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100 $450,732,716

NR               Security not rated by S&P or Moody's.

* Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined
               by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more majorEuropean banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,(iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.
                 The rate shown is the coupon rate at August 31, 2007.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2007 the value of these securities amounted to
                 $12,810,338 or 2.8% of total net assets applicable to common shareowners.

(a) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

(b) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $37,704,065. The aggregate value $33,566,616 represents 7.4% of the total net assets.

(c)              Security is in default and is non-income producing.

(d) Floating Rate Note. The rate shown is the coupon rate at August 31, 2007.

(e)              Non-income producing security.

(f) At August 31, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $756,200,369 was as follows:

                 Aggregate gross unrealized gain for all investments in
                 which there is an excess of value over tax cost $10,049,050 Aggregate gross unrealized loss for all investments in
                 which there is an excess of tax cost over value    -35,210,360
                   Net unrealized loss                             -$25,161,310

                 For financial reporting purposes net unrealized loss on investments was $25,132,206 and cost of investments aggregated $756,171,265.

                 Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2007, aggregated $520,957,731 and $497,301,791, respectively.

                 For the period ended August 31, 2007, the Trust had unfunded loan
             commitments of approximately $9,226,000 which would be extended at
                 the option of the borrower, pursuant to the following loan agreements:
                                                                      Unfunded
                                                                    Commitment
                 Borrower                                         (in Thousands)
                 American Cellular Corp., Delayed Draw Term Loan            $97
                 Big West Oil, LLC, Delayed Advance Loan                  2,200
                 CHS/Community Health Systems, Inc., Delayed Draw           309
                 Cricket Communications, Inc., Revolver                   2,000
                 Delta Airlines, Inc., Credit-Linked Deposit Loan            55
                 Fenwal, Inc., First Lien Delayed Draw Term Loan            571
                 Fontainebleau Las Vegas Holdings, LLC, Delayed Dr          667
                 HUB International Holdings, Inc., Delay Draw Term          471
                 Millennium Digital Media Systems, LLC, Revolver          1,375
                 Univision Communications, Inc., Delayed Draw Term        1,268
                 Valassis Communications, Inc., Delayed Draw Term           213
                                                                         $9,226

                 Glossary of Terms:
                 DIP - Debtor-In-Possession
                 LC - Letter of Credit

                 Principal amounts are denominated in U.S. dollars unless otherwise noted.
                 AUD - Australian Dollar
                 EURO - Euro



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.